SHARE-BASED PAYMENTS (Details) - Schedule of compensation plan 2016-2018	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Schedule of compensation plan 2016-2018 [Abstract]
Opening balance	1,592,777	2,932,896
Granted	93,481
Annulled		(171,419)
Exercised	(1,686,258)	(1,168,700)
Closing balance		1,592,777